Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future minimum contractual charter revenue
Schedule of future minimum contractual charter revenue
Years ending December 31,	Amount*
2013	$39.873
2014	22.355
2015	16.950
2016	8.761
2017	9.034
2018 and thereafter	31.630
Total	$128.603